4. Property and Equipment	3 Months Ended
Dec. 31, 2012
Notes
4. Property and Equipment

4.     Property and Equipment

The following is a summary of property and equipment:

December 31, 2012
Computer equipment	$709,826
Equipment	46,731
Office furniture	127,670
884,227
Less accumulated depreciation	(679,072)
Property and equipment, net	$205,155

Depreciation expense for the three months ended December 31, 2012 and 2011 was $23,345 and $29,641, respectively.